Geographic and Significant Customer Information - Summary of Customer Concentrations as Percentage of Total Sales and Accounts Receivable (Detail)	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Revenue from External Customer [Line Items]
Revenue	59.00%	55.00%	61.00%
Customer A [Member]
Revenue from External Customer [Line Items]
Revenue	17.00%	18.00%	21.00%
Accounts Receivable	18.00%	18.00%
Customer B [Member]
Revenue from External Customer [Line Items]
Revenue	25.00%	16.00%	12.00%
Accounts Receivable	21.00%	18.00%